Insider Trading Policies and Procedures	12 Months Ended
Jun. 30, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	true
Insider Trading Policies and Procedures Not Adopted	We have adopted an insider trading policy governing the purchase, sale, and other dispositions of the registrant’s securities by directors, senior management, and employees.